Property, Plant and Equipment and Intangible Assets, Property, Plant and Equipment (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 11,935.1	$ 6,521.1	$ 11,935.1	$ 6,521.1
Accumulated depreciation	(2,232.4)	(1,696.5)	(2,232.4)	(1,696.5)
Property, plant and equipment, net	9,702.7	4,824.6	9,702.7	4,824.6		$ 9,666.6	$ 9,609.3	$ 9,507.1
Intangible assets	2,036.6	681.8	2,036.6	681.8
Accumulated amortization	(226.5)	(89.9)	(226.5)	(89.9)
Intangible assets, net	1,810.1	591.9	$ 1,810.1	591.9	$ 653.4	$ 1,847.1	$ 1,884.1	$ 1,921.0
Estimated useful lives			20 years
Depreciation expenses for property, plant and equipment			$ 540.4	289.5	$ 244.5
Non-cash pre-tax impairment charges	32.6	3.2	32.6	3.2
Gathering Systems [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	6,304.5	2,588.6	$ 6,304.5	2,588.6
Gathering Systems [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives			5 years
Gathering Systems [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives			20 years
Processing and Fractionation Facilities [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	2,995.2	1,890.7	$ 2,995.2	1,890.7
Processing and Fractionation Facilities [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives			5 years
Processing and Fractionation Facilities [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives			25 years
Terminaling and Storage Facilities [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	1,115.0	1,038.9	$ 1,115.0	1,038.9
Terminaling and Storage Facilities [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives			5 years
Terminaling and Storage Facilities [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives			25 years
Transportation Assets [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	454.0	359.0	$ 454.0	359.0
Transportation Assets [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives			10 years
Transportation Assets [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives			25 years
Other Property, Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	221.1	149.3	$ 221.1	149.3
Other Property, Plant and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives			3 years
Other Property, Plant and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives			25 years
Land [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	108.8	95.6	$ 108.8	95.6
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 736.5	$ 399.0	$ 736.5	$ 399.0